Interim Consolidated Balance Sheets - USD ($) $ in Thousands		Jun. 30, 2026	Dec. 31, 2025
CURRENT ASSETS:
Cash and cash equivalents		$ 710	$ 2,201
Prepaid expenses and other accounts receivable		744	981
Total current assets		1,454	3,182
NON-CURRENT ASSETS:
Intangible asset - in process R&D		6,437	6,437
Goodwill		1,731	1,731
Property and equipment		78	95
Total non-current assets		8,246	8,263
Total assets		9,700	11,445
CURRENT LIABILITIES:
Loan from bank		392	355
Trade payables		1,310	1,915
Accounts payable		283	251
Deferred tax liability		1,674	1,674
Total liabilities		3,659	4,195
SHAREHOLDERS’ EQUITY:
Preferred shares value	[1]
Common shares of CHF 0.05 par value - authorized, issued and outstanding: 5,383,871 and 4,797,505 shares as of June 30, 2026 and December 31, 2025, respectively		328	291
Additional paid-in capital		98,020	93,691
Foreign currency translation reserve		(1,831)	(1,845)
Accumulated deficit		(90,479)	(84,891)
Total Equity		6,041	7,250
Total liabilities and shareholders’ equity		9,700	11,445
Preferred Participation Certificates
SHAREHOLDERS’ EQUITY:
Preferred shares value		$ 3	$ 4

[1]	Less than $1 thousand.